Gross Unrealized Losses and Fair Value, Aggregated by Investment Category and Length of Time that Individual Securities have been in a Continuous Unrealized Loss Position (Detail) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Gain (Loss) on Investments [Line Items]
Less than 12 Months, Fair Value	$ 23,950	$ 1,141
Less than 12 Months, Unrealized Losses	(50)	(2)
12 Months or More, Fair Value	0	5,935
12 Months or More, Unrealized Losses	0	(65)
Total, Fair Value	23,950	7,076
Total, Unrealized Losses	(50)	(67)
U.S. government agencies
Gain (Loss) on Investments [Line Items]
Less than 12 Months, Fair Value	23,950	1,141
Less than 12 Months, Unrealized Losses	(50)	(2)
12 Months or More, Fair Value	0	5,935
12 Months or More, Unrealized Losses	0	(65)
Total, Fair Value	23,950	7,076
Total, Unrealized Losses	$ (50)	$ (67)